Deferred Revenues - Schedule of Deferred Revenues (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Revenues [Line Items]
Deferred revenues	$ 2,296	$ 939
Less- long term deferred revenue related to service contract	(293)	(339)
Deferred revenues	2,003	600
Advances from Customers [Member]
Deferred Revenues [Line Items]
Deferred revenues	1,529	211
Service [Member]
Deferred Revenues [Line Items]
Deferred revenues	617	629
Other Revenue [Member]
Deferred Revenues [Line Items]
Deferred revenues	$ 150	$ 99